DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

May 3, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Equity 500 Index Fund and DWS S&P 500 Index Fund (the “Funds”), each a series of Deutsche DWS Institutional Funds (the “Trust”) (Reg. Nos. 033-34079; 811-06071)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 127 to the Trust's Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 26, 2024.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall

Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.